Reporting entity (Details) - 12 months ended Dec. 31, 2020	CHF (SFr)	EUR (€)	USD ($)
Auris Medical AG [Member]
Reporting entity (Details) [Line Items]
Name of subsidiary	Auris Medical AG
Principal place of business	Basel
Country of incorporation	Switzerland
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 2,500,000
Equity reverse stock split, description	Following the Merger, Auris NewCo, the surviving company, had a share capital of CHF 122,347.76, divided into 6,117,388 (pre-2019 Reverse Share Split) common shares with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) each. Pursuant to the Merger, the Company’s shareholders received one common share with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) of Auris NewCo for every 10 of the Company’s common shares held prior to the Merger, effectively resulting in a “reverse stock split” at a ratio of 10-for-1.
Otolanum AG [Member]
Reporting entity (Details) [Line Items]
Name of subsidiary	Otolanum AG
Principal place of business	Zug
Country of incorporation	Switzerland
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 100,000
Zilentin AG [Member]
Reporting entity (Details) [Line Items]
Name of subsidiary	Zilentin AG
Principal place of business	Zug
Country of incorporation	Switzerland
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 100,000
Altamira Medica AG [Member]
Reporting entity (Details) [Line Items]
Name of subsidiary	Altamira Medica AG
Principal place of business	Zug
Country of incorporation	Switzerland
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 1,000,000
Auris Medical Inc [Member]
Reporting entity (Details) [Line Items]
Name of subsidiary	Auris Medical Inc
Country of incorporation	United States
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary | $			$ 15,000
Auris Medical Ltd [Member]
Reporting entity (Details) [Line Items]
Name of subsidiary	Auris Medical Ltd
Principal place of business	Dublin
Country of incorporation	Ireland
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary | €		€ 100
Auris Medial Pty Ltd [Member]
Reporting entity (Details) [Line Items]
Name of subsidiary	Auris Medical Pty Ltd
Principal place of business	Collingwood
Country of incorporation	Australia
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary | $			$ 100